Contingencies and related obligations	12 Months Ended
Dec. 31, 2017
Contingencies and related obligations
Contingencies and related obligations

D2  Contingencies and related obligations

Litigation and regulatory matters

In addition to the matters set out in note C11 in relation to the Financial Conduct Authority review of past annuity sales, the Group is involved in various litigation and regulatory issues. These may from time to time include class actions involving Jackson. While the outcome of such litigation and regulatory issues cannot be predicted with certainty, the Company believes that their ultimate outcome will not have a material adverse effect on the Group's financial condition, results of operations, or cash flows.

Guarantees

Guarantee funds in both the UK and the US provide for payments to be made to policyholders on behalf of insolvent life insurance companies and are financed by payments assessed on solvent insurance companies based on location, volume and types of business. The estimated reserve for future guarantee fund assessments is not significant. The directors believe that the reserve is adequate for all anticipated payments for known insolvencies.

The Group has provided other guarantees and commitments to third-parties entered into in the normal course of business but the Group does not consider that the amounts involved are significant.

Support for with-profits sub-funds by shareholders' funds

PAC is liable to meet its obligations to with-profits policyholders even if the assets of the with-profits sub-funds are insufficient to do so. The assets, represented by the unallocated surplus of with-profits funds, in excess of amounts expected to be paid for future terminal bonuses and related shareholder transfers ('the excess assets') in the with-profits sub-funds could be materially depleted over time by, for example, a significant or sustained equity market downturn, costs of significant fundamental strategic change or a material increase in the pension mis-selling provision. In the unlikely circumstance that the depletion of the excess assets within the long-term fund was such that the Group's ability to satisfy policyholders' reasonable expectations was adversely affected, it might become necessary to restrict the annual distribution to shareholders or to contribute shareholders' funds to the with-profits sub-funds to provide financial support.

Matters relating to with-profits sub-funds:

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Pension mis-selling review—The UK insurance regulator required all UK life insurance companies to review sales of personal pensions policies for potential mis-selling. Offers to all cases were made by 30 June 2002. Costs arising from this review are met by the excess assets of the PAC with-profits sub-fund and hence have not been charged to the asset shares used in the determination of policyholder bonus rates. Prudential has given an assurance that these deductions from excess assets will not impact its bonus or investment policy for policies within the with-profits sub-funds that were in force at 31 December 2003. This assurance does not apply to new business since 1 January 2004. In the unlikely event that such deductions would affect the bonus or investment policy for the relevant policies, Prudential has stated it would make available support to the sub-fund from shareholder resources for as long as the situation continued, so as to ensure that policyholders were not disadvantaged.

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Scottish Amicable Insurance sub-fund—Policies within this sub-fund (a with-profits sub-fund closed to new business) contain minimum levels of guaranteed benefit to policyholders. Should the assets of the sub-fund be inadequate to meet the guaranteed benefit obligations of the policyholders of SAIF, the PAC with-profits sub-fund would be liable to cover any such deficiency in the first instance.

In addition, certain pensions products within this sub-fund have guaranteed annuity rates at retirement, for which a provision of £503 million was held within the sub-fund (2016: £571 million).

–	Guaranteed annuities—A provision for guaranteed annuity products of £53 million was held (2016: £62 million) in the PAC with-profits sub-fund.

Intra-group capital support arrangements

Prudential and PAC have put in place intra-group arrangements to formalise circumstances in which capital support would be made available by Prudential. While Prudential considers it unlikely that such support will be required, the arrangements are intended to provide additional comfort to PAC and its policyholders.

In addition, Prudential has put in place intra-group arrangements to formalise undertakings by Prudential to the regulators of the Hong Kong subsidiaries regarding their solvency levels.